Note 6-Convertible Note and Derivative Liabilities	9 Months Ended
Sep. 30, 2014
Notes
Note 6-Convertible Note and Derivative Liabilities

Note 6—CONVERTIBLE NOTE AND DERIVATIVE LIABILITIES

In April 2014, the Company entered into an Equity Purchase Agreement and a Securities Purchase Agreement with Premier Venture Partners, LLC (“Premier”) whereby Premier is obligated, providing the Company has met certain conditions including the filing of a Form S-1 Registration Statement for the shares to be acquired, to purchase up to $5,000,000 of the Company’s common stock at the rates set forth at the request of the Company by issuing a Put Notice when funds are needed.  The Securities Purchase Agreement is a facility whereby the Company will receive $22,500 pursuant to two Convertible Promissory Notes.

In April 2014, the Company entered into a $10,000 Convertible Promissory Note (the “Note”) with Premier Venture Partners, LLC.  Under the terms of the Note the Company’s will receive $10,000 for the preparation and filing of the Form S-1 Registration Statement required for the Equity Purchase Agreement (Attached as Exhibit 99.02 to the Company's Form 8-K filed April 9, 2014). Premier Venture Partners, LLC shall have the right to convert any unpaid sums into common stock of the Company at the rate of the lesser of $.03 per share or 50% of the lowest trade reported in the 10 days prior to date of conversion.  A second Convertible Promissory Note, in the amount of $12,500, will be issued after the Form S-1 Registration Statement is filed in order to cover any additional expense of making the Form S-1 Registration Statement effective.  All of the $22,500 was paid directly to legal for the expense of preparing and making the S-1 Registrations Statement effective.

In February 2014, the Company entered into a 10% convertible note with Tangiers in the amount of $60,500. Of this amount, $5,500 was an original issue discount on the note. The note is convertible at a variable price of the lower of $0.01 or 50% of the lowest trading price during the 25 day period prior to the date of conversion. The note is convertible 180 days from the date of the note. The note matures on February 27, 2015. In September 2014, the entire balance was converted into 8,066,666 shares of common stock using a conversion price of $0.0075 per share.

In April 2014, the Company entered into a 12% Convertible Note with JSJ Investments, Inc. (“JSJ”) in the amount of $100,000.  Prior to October 28, 2014, the Company may redeem the Note for $150,000.  Thereafter, JSJ may convert the Note into common stock of the Company at a stated discount of 50% based on the average of the lowest three trades in the previous ten days, or $0.06 per share. The note matures on October 28, 2014.

In May 2014, the Company entered into a 10% Convertible Note with Typenex Co Investment LLC (“Typenex”) in the amount of $139,500. Typenex may convert the Note into common stock of the Company at a conversion price of $0.07 per share. The note matures on March 28, 2015. In conjunction with the note, a total of 1,130,470 warrants were issued. The relative fair value of the warrants at September 30, 2014 was $70,867.

In May 2014, the Company entered into an 8% Convertible Note with LG Capital Funding LLC (“LG”) in the amount of $58,500.  LG may convert the Note into common stock of the Company at a stated discount of 50% based average of the lowest trading bid price for the 15 prior trading days. The note is convertible 180 days from the date of the note.

In June 2014, JMJ Financial converted principal of $10,200 into 500,000 common shares in accordance with the Convertible Promissory Note dated December 4, 2013.

In July 2014, the Company entered into a $200,000 Convertible Note with WHC Capital LLC. WHC may convert the note into common stock of the Company at a 50% discount to the lowest trading price of 25 trading days prior to the conversion date. The note is convertible 180 days from the date of the note.

In July 2014, Tangiers provided additional funding to the Company in the amount of $50,000 in accordance with the February 2014 agreement.  The note had a $5,500 original issue discount and accrues interest at 10%.

In July 2014, JMJ Financial converted principal of $12,390 into 700,000 common shares in accordance with the Convertible Promissory Note dated December 4, 2013.

In August 2014, JMJ Financial converted principal of $11,460 into 1,000,000 common shares in accordance with the Convertible Promissory Note dated December 4, 2013.

In August 2014, the Company entered into a 12% $100,000 Convertible Note with JSJ Investments. JSJ may convert the Note into common stock of the Company at a 50% discount to the average 3 lowest trading days of 20 trading days prior to conversion OR 20 trading days prior to the date the note was executed.

In August 2014, the Company entered into a $56,250 Convertible Note with Auctus Private Equity Fund LLC. Auctus may convert the note into common stock at a 50% discount to the average 2 lowest trading days of 25 trading days prior to the conversion. The note is convertible 180 days from the date of the note. As of September 30, 2014, $50,000 was received.

In September 2014, JMJ Financial converted principal of $13,500 into 1,500,000 common shares in accordance with the Convertible Promissory Note dated December 4, 2013.

In September 2014, JMJ Financial converted principal of $14,672.22 into 1,630,247 common shares in accordance with the Convertible Promissory Note dated December 4, 2013.

In September 2014, the Company entered into an amendment to the Tangiers convertible note in the amount of $220,000 from February 2014.  Iconic may convert the Note into common stock of the Company at the lower of $0.023 or a 50% discount to the trading price of the prior 25 trading days. The note is convertible 180 days from the date of the note.

In September 2014, Tangiers converted principal of $30,250 into 4,033,333 common shares in accordance with the Convertible Promissory Note dated February 27, 2014.

In September 2014, Tangiers converted principal of $30,250 into 4,033,333 common shares in accordance with the Convertible Promissory Note dated February 27, 2014.

In September 2014, the Company entered into a $55,250 Convertible Note with Auctus Private Equity Fund LLC. Auctus may convert the note into common stock at a 50% discount to the average 2 lowest trading days of 25 trading days prior to the conversion. The note is convertible 180 days from the date of the note. As of September 30, 2014, $50,000 was received.

The following table summarizes the changes in the derivative liabilities during the period ending September 30, 2014:

Balance as of December 31, 2013	$172,049

Debt discount	581,929
OID	(25,500)
Change in fair value	557,747
Other	15,778
Ending balance as of September 30, 2014	$1,302,003

The Company uses the Black Scholes Option Pricing Model to value its option based derivatives.

There were 5,000,000 common stock warrants outstanding on the date the convertible note agreement was entered into which became tainted. These warrants were valued using the Black Scholes Option Pricing Model based upon the following assumptions: dividend yield of -0-%, volatility of 277%, risk free rate of 0.11% and an expected term equal to the remaining exercise term of the warrants. The fair value of the warrants at September 30, 2014 was $102,758.